Business acquisitions and equity investment transactions	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
4.	Business acquisitions and equity investment transactions

(a)	Acquisition of Anjuke Inc. (“Anjuke”)

On March 2, 2015, the Group completed the acquisition of 100% equity interests of Anjuke, a major online real estate listing platform in China which allows potential home buyers and renters to search for primary and secondary real estate. This transaction allows the Group to create China’s largest secondary and rental real estate platform by combining the Group’s housing content category with Anjuke’s platform. Total consideration for this acquisition consisted of approximately 4.8 million newly issued ordinary shares and approximately 0.2 million fully vested RSUs of the Company and RMB985.4 million (US$160.2 million) in cash. The total cash consideration of RMB985.4 million (US$160.2 million) less cash acquired of RMB40.5 million (US$6.6 million) and cash consideration payable of RMB188.1 million (US$29.0 million) resulted in a net cash outlay of RMB766.5 million (US$124.6 million) at the acquisition date. All the cash consideration payable has been settled as of December 31, 2016.

The acquisition had been accounted for as a business acquisition and the results of operations of Anjuke and its subsidiaries and variable interest entity from the acquisition date have been included in the Group’s consolidated financial statements.

(b)	Investment and consolidation of Falcon View Technology (“Ganji”)

(i)	Equity investment in Ganji

On April 20, 2015, the Group acquired from Ganji’s shareholders certain number of ordinary and preference shares of Ganji which accounted for less than 50% equity stake in Ganji, the holding company of the PRC entities operating Ganji.com, a major online classifieds platform in China for consideration consisting approximately 34.0 million newly issued ordinary shares of the Company and RMB2.5 billion (US$412.2 million) in cash. The RMB2.5 billion (US$412.2 million) of total cash consideration less consideration payable of RMB794.9 million (US$122.4 million) resulted in a net cash outlay of RMB1.8 billion (US$289.8 million) upon the completion of the equity investment (the “Transaction (i)”).

The investment in the ordinary shares of Ganji was accounted for as equity method investment based on the equity interests of 31.6% attributable to the acquired ordinary shares of Ganji in accordance with ASC 323. During the period from April 20, 2015 to August 6, 2015, the Group recognized its proportionate share of Ganji’s net loss, which amounted to RMB657.4 million (US$103.6 million), into the consolidated statements of comprehensive income/(loss).

The investment in the preference shares of Ganji was accounted for as cost method investment in accordance with ASC 325-20 because the preference shares of Ganji acquired by the Group were not in-substance common stocks and there was no readily determinable fair value of the Ganji shares.

(ii)	Investment in private equity funds which invested in Ganji

On July 31, 2015, the Company issued a convertible note to Tencent for a cash consideration of RMB2.4 billion (US$400.0 million). Subsequently, the Company committed the whole RMB2.4 billion (US$400.0 million) proceeds from this transaction, together with additional cash of RMB40.8 million (US$6.7 million) from the Company and approximately 46.5 million newly issued ordinary shares of the Company to several private equity funds (the “Equity Funds”) of which approximately 46.5 million newly issued ordinary shares and RMB1.7 billion (US$272.4 million) cash were contributed to the funds in August, 2015. These funds are dedicated to investing in businesses in China and separately managed by different investment entities, as general partners, and they are unaffiliated with each other and unaffiliated with the Company. These funds, together with Tencent, acquired all the remaining equity interests in Ganji on August 6, 2015 (the “Transaction (ii)”).  The Company also transferred an aggregate of approximately 4.4 million fully vested restricted share units of the Company and approximately RMB311.8 million (US$51.0 million) in cash to former Ganji employees as part of the total consideration of step acquisition of Ganji.

Upon the completion of the transactions on August 6, 2015, Ganji was directly owned by the Company as a result of the Transaction (i) and by the Equity Funds and Tencent as a result of the Transaction (ii) Pursuant to ASU No. 2015-2, although the Company is a limited partner of the Equity Funds, the Company has a substantive kick-out right and holds the majority shareholding in the Equity Funds, and there are no other limited partners holding substantive participating right to the Equity Funds. Therefore, the Company considered that it has a controlling financial interest over the Equity funds under the voting interest model, and as a result has consolidated Ganji since August 6, 2015. The financial results of Ganji were no longer reflected in the financial statement line item of “share of results of equity investees”. The Company accounted for the Transaction (ii) as step acquisition of Ganji on August 6, 2015. The Group believes the investment in the Equity Funds which acquired Ganji will allow the Group to leverage the Ganji platform and create business synergy for the Group’s online local services platform.

As a result of the step acquisition, the Company became the beneficial owner of an aggregate of 99.6% equity interests in Ganji. The remaining 0.4% interest in Ganji was owned by Tencent. In relation to this noncontrolling interest in Ganji, a put option agreement was entered into between the Company and Tencent in 2015, where the Company has also granted to Tencent a right to sell all of Tencent’s interest in Ganji (the “Put Option”).

The Company determined that the Put Option over Tencent’s noncontrolling interests in Ganji was considered on a combined basis and was accounted for as mezzanine classified noncontrolling interests as a whole as the noncontrolling interests can be redeemed by Tencent through exercising the Put Option. The carrying amount of the mezzanine classified noncontrolling interests initially recognized on August 6, 2015 was accreted using effective interest method to the accreted value pursuant to the Put Option agreement.

On the acquisition date of Ganji, the mezzanine classified noncontrolling interests are recognized and measured at fair value by the Company in accordance with ASC 805-20-30-1 and ASC 480-10-S99-3A and the Company’s previously held interest in Ganji (i.e. the less than 50% investment as a result of Transaction (i)) was remeasured to fair value on the same date in accordance with ASC 805-10-25-10.

By applying a market approach and an income approach, the fair value of the mezzanine classified noncontrolling interests and the fair value of the previously held equity interests in Ganji were estimated to be
RMB86.5 million (US$14.1 million) and RMB7.2 billion (US$1.2 billion), respectively.
These fair value measurements of the noncontrolling interests and the previously held equity interests are based on significant inputs not observable in the market, and thus represent Level 3 measurements. The Group recognized a loss of
RMB224.3 million (US$35.2 million)
as a result of the remeasurement of the previously held equity interests in Ganji upon completion of the step acquisition in Ganji.

The total cash consideration of RMB2.8 billion (US$457.6 million) less cash acquired of RMB377.0 million (US$61.6 million) and consideration payable of RMB982.9 million (US$151.4 million) resulted in a net cash outlay of RMB1.5 billion (US$244.6 million) at the acquisition date.

In September 2017, Tencent exercised the Put Option and sold the 0.4% interest in Ganji to the Company at the accreted value of RMB91.9 million (US$14.1 million). As a result, Ganji became a wholly owned subsidiary of the Company since then.

(c)	Other acquisitions

The Group also completed other acquisitions that will be accounted for as business acquisitions from 2016 to 2018. In the year ended December 31, 2016, 2017 and 2018, the Group paid RMB0.5 million, RMB3.1 million and RMB9.8 million
in cash
, respectively, for these acquisitions.